Concentration - Schedules of Concentrations of Continuing Operations (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 28, 2026 CNY (¥)	Feb. 28, 2026 USD ($)	Feb. 28, 2025 CNY (¥)	Feb. 29, 2024 CNY (¥)	Feb. 28, 2026 USD ($)
Concentration Risk [Line Items]
Cost of revenue from customer	¥ 188,791	$ 27,529	¥ 203,941	¥ 79,951
Accounts payable	3,014		3,746		$ 439
Accounts Receivable | Customer Concentration Risk | Customer A
Concentration Risk [Line Items]
Accounts Receivable from customer	¥ 611				89
Concentration Risk, Percentage	20.00%	20.00%
Accounts Receivable | Customer Concentration Risk | Customer B
Concentration Risk [Line Items]
Accounts Receivable from customer	¥ 457				67
Concentration Risk, Percentage	14.00%	14.00%
Accounts Receivable | Customer Concentration Risk | Customer C
Concentration Risk [Line Items]
Accounts Receivable from customer	¥ 386				56
Concentration Risk, Percentage	12.00%	12.00%
Accounts Receivable | Customer Concentration Risk | Customer D
Concentration Risk [Line Items]
Accounts Receivable from customer			¥ 438
Concentration Risk, Percentage			22.00%
Accounts Receivable | Customer Concentration Risk | Customer E
Concentration Risk [Line Items]
Accounts Receivable from customer			¥ 274
Concentration Risk, Percentage			13.00%
Accounts Receivable | Customer Concentration Risk | Major Customers
Concentration Risk [Line Items]
Accounts Receivable from customer	¥ 1,454		¥ 712		212
Concentration Risk, Percentage	46.00%	46.00%	35.00%
Cost of revenue | Supplier Concentration Risk | Supplier G
Concentration Risk [Line Items]
Cost of revenue from customer	¥ 33,694	$ 4,913	¥ 33,845
Concentration Risk, Percentage	18.00%	18.00%	17.00%
Cost of revenue | Supplier Concentration Risk | Major Suppliers
Concentration Risk [Line Items]
Cost of revenue from customer	¥ 33,694	$ 4,913	¥ 33,845
Concentration Risk, Percentage	18.00%	18.00%	17.00%
Accounts Payable | Supplier Concentration Risk | Supplier G
Concentration Risk [Line Items]
Accounts payable	¥ 945		¥ 2,136		138
Concentration Risk, Percentage	31.00%	31.00%	57.00%
Accounts Payable | Supplier Concentration Risk | Supplier H
Concentration Risk [Line Items]
Accounts payable			¥ 796
Concentration Risk, Percentage			21.00%
Accounts Payable | Supplier Concentration Risk | Supplier I
Concentration Risk [Line Items]
Accounts payable	¥ 844				123
Concentration Risk, Percentage	28.00%	28.00%
Accounts Payable | Supplier Concentration Risk | Major Suppliers
Concentration Risk [Line Items]
Accounts payable	¥ 1,789		¥ 2,932		$ 261
Concentration Risk, Percentage	59.00%	59.00%	78.00%